FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 0000821197

Johnson Investment Counsel, Inc.
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  (Exact name of registrant as specified in charter)

3777 West Fork Road
Cincinnati, Ohio 45247
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  (Address of principal executive offices)

R. Maria Seda
Business Operations Assistant
3777 West Fork Road
Cincinnati, OH  45247
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 513-661-3100

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: Milk

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Exxon Mobil Corp XOM  30231G102  5/26/04  Annual
   1.01   Elect Michael J. Boskin MGMT YES FOR FOR
   1.02   Elect James R. Houghton MGMT YES FOR FOR
   1.03   Elect William R. Howell MGMT YES FOR FOR
   1.04   Elect Reatha Clark King MGMT YES FOR FOR
   1.05   Elect Philip E. Lippincott MGMT YES FOR FOR
   1.06   Elect Harry J. Longwell MGMT YES FOR FOR
   1.07   Elect Henry A. McKinnell Jr. MGMT YES FOR FOR
   1.08   Elect Marilyn Carlson Nelson MGMT YES FOR FOR
   1.09   Elect Lee R. Raymond MGMT YES FOR FOR
   1.10   Elect Walter V. Shipley MGMT YES FOR FOR
   1.11   Elect Rex W. Tillerson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Director Stock Award Plan MGMT YES FOR FOR
   4.00   Affirm Political Nonpartisanship SHLDR YES ABSTAIN AGNST
   5.00   Review Political Spending SHLDR YES ABSTAIN AGNST
   6.00   Review Operations' Impact on Local Groups SHLDR YES FOR AGNST
   7.00   Independent Board Chairman SHLDR YES FOR AGNST
   8.00   Restrict Executive Compensation SHLDR YES FOR AGNST
   9.00   Report on Stock Options by Race/Sex SHLDR YES ABSTAIN AGNST
   10.00   Adopt Sexual Orientation Anti-Bias Policy SHLDR YES FOR AGNST
   11.00   Report or Take Action on Climate Change SHLDR YES FOR AGNST

   Fannie Mae FNM  313586109  5/25/04  Annual
   1.01   Elect Stephen B. Ashley MGMT YES FOR FOR
   1.02   Elect Kenneth M. Duberstein MGMT YES WHOLD AGNST
   1.03   Elect Thomas P. Gerrity MGMT YES WHOLD AGNST
   1.04   Elect Timothy Howard MGMT YES WHOLD AGNST
   1.05   Elect Ann McLaughlin Korologos MGMT YES WHOLD AGNST
   1.06   Elect Frederic V. Malek MGMT YES WHOLD AGNST
   1.07   Elect Donald B. Marron MGMT YES FOR FOR
   1.08   Elect Daniel H. Mudd MGMT YES WHOLD AGNST
   1.09   Elect Anne M. Mulcahy MGMT YES FOR FOR
   1.10   Elect Joe K. Pickett MGMT YES FOR FOR
   1.11   Elect Leslie Rahl MGMT YES FOR FOR
   1.12   Elect Franklin D. Raines MGMT YES FOR FOR
   1.13   Elect H. Patrick Swygert MGMT YES WHOLD AGNST
   2.00   Ratify Selection of Auditors MGMT YES AGNST AGNST
   3.00   Add Shares to Employee Stock Purchase Plan MGMT YES FOR FOR
   4.00   Adopt Cumulative Voting SHLDR YES FOR AGNST

   Intel Corp INTC  458140100  5/19/04  Annual
   1.01   Elect Craig R. Barrett MGMT YES FOR FOR
   1.02   Elect Charlene Barshefsky MGMT YES WHOLD AGNST
   1.03   Elect E. John P. Browne MGMT YES FOR FOR
   1.04   Elect Andrew S. Grove MGMT YES WHOLD AGNST
   1.05   Elect D. James Guzy MGMT YES WHOLD AGNST
   1.06   Elect Reed E. Hundt MGMT YES FOR FOR
   1.07   Elect Paul S. Otellini MGMT YES WHOLD AGNST
   1.08   Elect David S. Pottruck MGMT YES FOR FOR
   1.09   Elect Jane E. Shaw MGMT YES FOR FOR
   1.10   Elect John L. Thornton MGMT YES FOR FOR
   1.11   Elect David B. Yoffie MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES AGNST AGNST
   3.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   4.00   Expense Stock Options SHLDR YES FOR AGNST
   5.00   Restrict Executive Compensation SHLDR YES FOR AGNST
   6.00   Award Performance-based Stock Options SHLDR YES FOR AGNST

   Pioneer Natural Resources Co PXD  723787107  5/13/04  Annual
   1.01   Elect R. Hartwell Gardner MGMT YES FOR FOR
   1.02   Elect James L. Houghton MGMT YES FOR FOR
   1.03   Elect Linda K. Lawson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Wal-Mart Stores WMT  931142103  6/4/04  Annual
   1.01   Elect James W. Breyer MGMT YES FOR FOR
   1.02   Elect M. Michele Burns MGMT YES FOR FOR
   1.03   Elect Thomas M. Coughlin MGMT YES WHOLD AGNST
   1.04   Elect David D. Glass MGMT YES WHOLD AGNST
   1.05   Elect Roland A. Hernandez MGMT YES FOR FOR
   1.06   Elect Dawn G. Lepore MGMT YES FOR FOR
   1.07   Elect John D. Opie MGMT YES FOR FOR
   1.08   Elect J. Paul Reason MGMT YES FOR FOR
   1.09   Elect H. Lee Scott Jr. MGMT YES FOR FOR
   1.10   Elect Jack C. Shewmaker MGMT YES WHOLD AGNST
   1.11   Elect Jose H. Villarreal MGMT YES FOR FOR
   1.12   Elect John T. Walton MGMT YES WHOLD AGNST
   1.13   Elect S. Robson Walton MGMT YES WHOLD AGNST
   1.14   Elect Christopher J. Williams MGMT YES WHOLD AGNST
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR
   3.00   Adopt Employee Stock Purchase Plan MGMT YES FOR FOR
   4.00   Adopt Employee Stock Purchase Plan MGMT YES FOR FOR
   5.00   Ratify Selection of Auditors MGMT YES AGNST AGNST
   6.00   Independent Board Chairman SHLDR YES FOR AGNST
   7.00   Report on Sustainability SHLDR YES FOR AGNST
   8.00   Link Executive Pay to Social Criteria SHLDR YES FOR AGNST
   9.00   Review or Curb Bioengineering SHLDR YES FOR AGNST
   10.00   Report on EEO SHLDR YES FOR AGNST
   11.00   Approve Extra Benefits Under Serps SHLDR YES AGNST FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Investment Counsel, Inc.
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       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________